Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowances	$ 285	$ 285	$ 362
Property and equipment, accumulated depreciation	$ 9,809	$ 8,968	$ 9,005
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized		8,312,719
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	495,000,000	15,041,666	15,041,000
Common stock, shares issued	18,780,000	4,382,000	3,727,000
Common stock, shares outstanding	18,780,000	4,382,000	3,727,000
Series 1
Redeemable convertible preferred stock, shares authorized	0	5,334,000	5,334,000
Redeemable convertible preferred stock, shares issued	0	5,334,000	5,334,000
Redeemable convertible preferred stock, shares outstanding	0	5,334,000	5,334,000
Series 2
Redeemable convertible preferred stock, shares authorized	0	2,979,000	2,979,000
Redeemable convertible preferred stock, shares issued	0	2,552,000	2,552,000
Redeemable convertible preferred stock, shares outstanding	0	2,552,000	2,552,000